LOSS PER SHARE (Schedule of Diluted Earnings Per Ordinary Share) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Basic earnings per share denominator	83,606,810	83,612,908	86,486,409
Issuable on exercise of options and warrants		22,359
Issuable on conversion of exchangeable notes	18,263,254	19,873,553	21,023,770
Diluted earnings per share denominator	101,870,064	103,508,820	107,510,179